Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets [Abstract]
Cash and cash equivalents	€ 1,939	€ 2,334	€ 1,766	€ 1,873
Receivables - current	3,909	5,327
Receivables - non-current	130	155
Total financial assets	372
Carried at (amortized) cost [Abstract]
Accounts and notes payable	2,090	2,848
Level 1 of fair value hierarchy [Member]
Financial assets [Abstract]
Available-for-sale financial assets - non-current	49	36
Securities classified as assets held for sale	1,264
Financial assets, at fair value	1,313	36
Total financial assets	1,313	36
Carried at (amortized) cost [Abstract]
Debt (Corporate bond and finance lease)	(3,579)	(3,990)
Financial liabilities carried at (amortized) costs	(3,579)	(3,990)
Total financial liabilities	(3,579)	(3,990)
Level 2 of fair value hierarchy [Member]
Financial assets [Abstract]
Available-for-sale financial assets - non-current	29	29
Fair value through profit and loss	23	24
Derivative financial instruments	78	160
Financial assets, at fair value	130	213
Current loans receivable		101
Financial assets carried at (amortized) costs		101
Total financial assets	130	314
Carried at fair value [Abstract]
Derivative financial instruments	(383)	(873)
Financial liabilities carried at fair value	(383)	(873)
Carried at (amortized) cost [Abstract]
Debt (Corporate bond and finance lease)	(281)	(1,484)
Financial liabilities carried at (amortized) costs	(281)	(1,484)
Total financial liabilities	(665)	(2,357)
Level 3 of fair value hierarchy [Member]
Financial assets [Abstract]
Available-for-sale financial assets - non-current	368	107
Securities classified as assets held for sale		1
Fair value through profit and loss	4	3
Financial assets, at fair value	372	111
Total financial assets	372	111
Carrying amount [Member]
Financial assets [Abstract]
Available-for-sale financial assets - non-current	446	172
Securities classified as assets held for sale	1,264	1
Fair value through profit and loss	27	27
Derivative financial instruments	78	160
Financial assets, at fair value	1,815	360
Cash and cash equivalents	1,939	2,334
Current loans receivable	2	101
Non-current loans and receivables	114	134
Receivables - current	3,909	5,327
Receivables - non-current	130	155
Held-to-maturity investments	1	2
Financial assets carried at (amortized) costs	6,095	8,053
Total financial assets	7,909	8,413
Carried at fair value [Abstract]
Derivative financial instruments	(383)	(873)
Financial liabilities carried at fair value	(383)	(873)
Carried at (amortized) cost [Abstract]
Accounts and notes payable	(2,090)	(2,848)
Interest accrual	(38)	(68)
Debt (Corporate bond and finance lease)	(3,378)	(5,095)
Debt (Bank loans, overdrafts etc.)	(1,337)	(511)
Financial liabilities carried at (amortized) costs	(6,843)	(8,522)
Total financial liabilities	(7,226)	(9,395)
Estimated fair value [Member]
Financial assets [Abstract]
Available-for-sale financial assets - non-current	446	172
Securities classified as assets held for sale	1,264	1
Fair value through profit and loss	27	27
Derivative financial instruments	78	160
Financial assets, at fair value	1,815	360
Current loans receivable		101
Financial assets carried at (amortized) costs		101
Total financial assets	1,815	461
Carried at fair value [Abstract]
Derivative financial instruments	(383)	(873)
Financial liabilities carried at fair value	(383)	(873)
Carried at (amortized) cost [Abstract]
Debt (Corporate bond and finance lease)	(3,860)	(5,474)
Financial liabilities carried at (amortized) costs	(3,860)	(5,474)
Total financial liabilities	€ (4,243)	€ (6,347)